Loans (Details Textual)																				1 Months Ended									2 Months Ended		12 Months Ended
	Jan. 06, 2017 CNY (¥)	Jan. 04, 2017 USD ($)	Dec. 13, 2016 USD ($)	Dec. 13, 2016 CNY (¥)	Nov. 22, 2016 USD ($)	Nov. 22, 2016 CNY (¥)	Sep. 05, 2016 USD ($)	Sep. 05, 2016 CNY (¥)	Jul. 19, 2016 USD ($)	Jul. 13, 2016 USD ($)	Jul. 06, 2016 USD ($)	Jun. 06, 2016 shares	Jan. 13, 2016 USD ($)	Jan. 13, 2016 CNY (¥)	Jan. 05, 2016 USD ($)	Nov. 10, 2015 USD ($)	Nov. 10, 2015 CNY (¥)	Feb. 02, 2015 USD ($)	Feb. 02, 2015 CNY (¥)	Dec. 21, 2017 USD ($)	Nov. 08, 2017	Aug. 29, 2017 USD ($)	Jun. 28, 2017	Oct. 25, 2016 USD ($)	Jan. 31, 2016 USD ($)	Jan. 31, 2016 CNY (¥)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 01, 2016 USD ($)	Jun. 01, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 21, 2017 CNY (¥)	Nov. 01, 2017 USD ($)	Nov. 01, 2017 CNY (¥)	Sep. 28, 2017 USD ($)	Sep. 28, 2017 CNY (¥)	Aug. 29, 2017 CNY (¥)	Apr. 12, 2017 CNY (¥)	Jan. 04, 2017 CNY (¥)	Oct. 25, 2016 CNY (¥)	Jul. 20, 2016 USD ($)	Jul. 20, 2016 CNY (¥)	Jul. 19, 2016 CNY (¥)	Jul. 13, 2016 CNY (¥)	Jul. 06, 2016 CNY (¥)	Mar. 27, 2016	Mar. 25, 2016 USD ($)	Mar. 25, 2016 CNY (¥)	Mar. 21, 2016 USD ($)	Mar. 21, 2016 CNY (¥)	Jan. 13, 2016 CNY (¥)	Jan. 05, 2016 CNY (¥)	Nov. 10, 2015 CNY (¥)	Jul. 09, 2015 USD ($)	Jul. 09, 2015 CNY (¥)	Feb. 02, 2015 CNY (¥)
Short Term Loans (Textual)
Short term borrowed amount																															$ 9,020,697		$ 2,879,853
Contributed capital																																	198,917	$ 2,212,796
Ownership percentage																															100.00%
Non-interest bearing loan																$ 154,043	¥ 1,000,000
Short term loan repayments																															$ 3,283,830		8,142,563	642,178
Loan repayment date															Jan. 06, 2016
Pledging deposit amount																																							$ 3,110,863	¥ 20,240,449
Interest expenses																															(242,707)		(155,553)	(164,613)
Long term loan - due in one year																															11,050
Daqing Yahualong Lubricating Oil Selling Ltd. [Member]
Short Term Loans (Textual)
Short term borrowed amount																																	71,996
Short term loan repayments			$ 75,263	¥ 500,000	$ 96,964	¥ 600,000	$ 60,210	¥ 400,000
Short term borrowings during the period | ¥	¥ 500,000
Loan repayment date											Apr. 12, 2017
Principal interest | ¥																																										¥ 500,000
Huaxia Bank Co., Ltd., Yantai Xingfu Branch [Member]
Short Term Loans (Textual)
Line of credit, description									The Company obtained a line of credit of approximately $3,080,857 (RMB 20,000,000) from Huaxia Bank Co., Ltd. Yantai Xingfu Branch. The line of credit starts from July 19, 2016 and ends on June 30, 2017. The borrowings under the line of credit are guaranteed by Runtai, Yuebiao Li and his wife, Zhuo Zhang and her husband. In addition, the Company pledged certain property and equipment with original book value of approximately $2,955,467 (RMB 19,186,003) for the line of credit. On July 26, 2016, the Company entered into a loan agreement under the line of credit, pursuant to which the Company borrowed approximately $1,439,926 (RMB 10,000,000) at an annual interest rate of 5.655% from July 26, 2016 to June 28, 2017. The loan was fully repaid on June 28, 2017. On the same day, the Company entered in another loan agreement with the same bank to borrow approximately $1,536,948 (RMB10,000,000) at an annual interest rate of 5.655% for the period from June 28, 2017 to June 28, 2018. The loan is guaranteed by the parties listed above and pledged by the Company with certain inventories with original cost of approximately $3,110,863 (RMB 20,240,449).														The Company entered into a loan agreement under the line of credit, pursuant to which the Company borrowed approximately $1,439,926 (RMB 10,000,000) at an annual interest rate of 5.655% from July 26, 2016 to June 28, 2017. The loan was fully repaid on June 28, 2017. On the same day, the Company entered in another loan agreement with the same bank to borrow approximately $1,536,948 (RMB10,000,000) at an annual interest rate of 5.655% for the period from June 28, 2017 to June 28, 2018. The loan is guaranteed by the parties listed above and pledged with certain inventories with original book value of approximately $3,110,863 (RMB 20,240,449).
Short term borrowed amount																																	1,439,926
Short term loan, description
Runtai;Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company, and his wife; Zhuo Zhang, principal shareholder, Director and Chief Financial Officer of the Company, and her husband; Pledged by the Company's property and equipment

Runtai;Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company, and his wife; Zhuo Zhang, principal shareholder, Director and Chief Financial Officer of the Company, and her husband; Pledged by the Company's property and equipment

Line of credit amount									$ 3,080,857																																						¥ 20,000,000
Line of credit start date									Jul. 19, 2016
Line of credit facility end date									Jun. 30, 2017
Yantai Branch, China Everbright Bank [Member]
Short Term Loans (Textual)
Short term borrowed amount		$ 215,990								$ 215,990																							215,990										¥ 1,500,000					¥ 1,500,000
Interest rate		6.525%								6.525%																																	6.525%					6.525%
Short term loan, description																															Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company and his wife;Zhuo Zhang, principal shareholder, Director and Chief Financial Officer of the Company.	Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company and his wife;Zhuo Zhang, principal shareholder, Director and Chief Financial Officer of the Company.
Loan repayment date		Jul. 03, 2017								Jan. 12, 2017
Yantai Branch, Bank of Qingdao [Member]
Short Term Loans (Textual)
Loan repayment date																						Aug. 28, 2018
Industrial and Commercial Bank of China, Yantai Economic Development Zone Branch [Member]
Short Term Loans (Textual)
Short term borrowed amount
Interest rate																																							5.003%	5.003%
Pledging deposit amount																																							$ 5,100,000
eCapital (China) Leasing Co., Ltd.[Member]
Short Term Loans (Textual)
Short term borrowed amount																				$ 192,580											$ 88,266					¥ 1,253,000
Interest rate																				17.049%																17.049%
Short term loan repayments																															104,314	¥ 678,708
Short term loan, description																				The loan is pledged with some passenger vehicles with net book value of $183,195 (RMB 1,191,941) owned by the Company, with monthly repayment payable in arrears.
Short term borrowings during the period																															88,266	574,292
Volkswagen Finance (China) Co., Ltd.[Member]
Short Term Loans (Textual)
Short term borrowed amount																															29,181
Interest rate																					9.09%
Short term loan repayments																															1,556	10,131
Short term loan, description																					The loans obtained pursuant to the agreements totaled $30,738 (RMB 200,000), pledged with some passenger vehicles with net book value of $55,822 (RMB 363,200) owned by the Company.
Short term borrowings during the period																															29,181	¥ 189,869
Third party debt conversion [Member]
Short Term Loans (Textual)
Short term borrowed amount																																																			$ 1,530	¥ 10,000	$ 768,470	¥ 4,990,000
Number of shares issued upon debt conversion | shares												275,000
Conversion rate per share												2.80%
Short term loans [Member]
Short Term Loans (Textual)
Short term borrowed amount															$ 61,908									$ 1,151,941																				¥ 8,000,000												¥ 400,000		$ 154,043	¥ 1,000,000
Interest rate																																																										7.275%	7.275%
Short term loan, description
The loan was due on October 24, 2017 with a floating interest at the prime rate issued by National Inter-Bank Borrowing Center on the initial drawdown date plus 135.50 points. The loan is guaranteed by parties listed above and Xiaojun Chen and Yue Zhang each had a house pledged for the loan. The agreement also specified that the Company should use the land use rights of the parcel of land of 32,442 square meters which was transferred from Aotesai as pledge once the transfer procedure was completed. See Note 10 for the details on the land use rights. The Company fully repaid the loan on October 26, 2017. On November 1, 2017, the Company entered into a loan agreement with the same bank to borrow approximately $1,229,559 (RMB 8,000,000) due on November 1, 2018 for working capital purposes. The loan bears an annual interest rate of 5.873% payable quarterly in arrears and is guaranteed by the parties listed above and pledged with an apartment owned by Yue Zhang.

Short term loans [Member] | Daqing Yahualong Lubricating Oil Selling Ltd. [Member]
Short Term Loans (Textual)
Short term borrowed amount											$ 307,700																																						¥ 2,000,000
Interest rate											5.00%																																						5.00%
Short term loans [Member] | Yantai Branch, China Everbright Bank [Member]
Short Term Loans (Textual)
Interest rate																						5.655%																			5.655%
Short term loans [Member] | Industrial and Commercial Bank of China, Yantai Economic Development Zone Branch [Member]
Short Term Loans (Textual)
Short term borrowed amount																						$ 1,536,948									$ 4,610,845								$ 4,610,845	¥ 30,000,000	¥ 10,000,000
Short term loan, description																															Pledged by the Company with certificate of deposit of $5,100,000.	Pledged by the Company with certificate of deposit of $5,100,000.
Board and Chief Executive Officer [Member]
Short Term Loans (Textual)
Interest rate																		1.00%																																										1.00%
Bejjing Bangruisi Investment Co., Ltd. [Member]
Short Term Loans (Textual)
Short term borrowed amount																		$ 2,310,643																																										¥ 15,000,000
Interest rate																		10.00%																																										10.00%
Settlement description																															(1) demand penalty at a daily rate of 1‰ of the unpaid portion, or (2) convert the defaulted amount to contributed capital and have 40% of the Company's equity interest.	(1) demand penalty at a daily rate of 1‰ of the unpaid portion, or (2) convert the defaulted amount to contributed capital and have 40% of the Company's equity interest.
Short term loan repayments													$ 2,538,525	¥ 16,500,000
Equity interest by a consideration																		$ 2,310,643																																										¥ 15,000,000
Jinzheng [Member]
Short Term Loans (Textual)
Ownership percentage																		20.00%															100.00%																	100.00%										20.00%
Purchase price																		$ 2,310,643	¥ 15,000,000
Penalty net income																									$ 4,621,286	¥ 30,000,000								$ 2,310,643	¥ 15,000,000
Yuebiao Li Zhuo Zhang [Member]
Short Term Loans (Textual)
Interest rate																		5.00%																																										5.00%
Purchase price																		$ 1,540,428	¥ 10,000,000
Runtai [Member]
Short Term Loans (Textual)
Non-interest bearing loan																											$ 462,129	¥ 3,000,000
Short term loan repayments																											$ 308,086	¥ 2,000,000
Yantai Bonded Port Areas [Member]
Short Term Loans (Textual)
Short term borrowed amount																$ 770,214																																									¥ 5,000,000
Interest rate																5.665%																																									5.665%
Equity interest by a consideration																		$ 770,214																																										¥ 5,000,000
Yantai Xiangyu Logistics Co., Ltd. [Member]
Short Term Loans (Textual)
Short term borrowed amount													$ 3,077,000																																										¥ 20,000,000
Number of shares issued upon debt conversion | shares												724,000
Short term borrowings during the period																													$ 20,000,000	¥ 3,077,000
Conversion rate per share												4.25%
Yantai Yongxiang Asset Management Ltd. [Member]
Short Term Loans (Textual)
Short term borrowed amount																																													$ 1,494,216	¥ 9,700,000
Interest rate																																													0.025%	0.025%
Xiaojun Chen and Yue Zhang [Member]
Short Term Loans (Textual)
Short term borrowed amount																																					$ 1,229,559	¥ 8,000,000
Interest rate																																					5.873%	5.873%